Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,757,000
Previously Paid Amount	0.00
Total Fee Amount	380.74
Total Offset Amount	0.00
Net Fee	380.74
Narrative - Max Aggregate Offering Price	$ 2,757,000
Final Prospectus	true